SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Operating Leases 2025	$ 1,190,693	$ 4,361,879
Operating Leases 2026	398,265	712,869
Operating Leases 2027	127,386	263,412
Operating Leases 2028	115,276	109,906
Operating leases 2029		109,906
Operating Leases Thereafter	57,638	54,950
Total undiscounted lease payments	5,473,817	5,612,922
Operating Leases Less: imputed interest	(29,844)	(29,874)
Total operating lease liabilities	5,443,973	5,583,048
Operating Leases Remaining of 2024	3,584,559
Finance Leases Remaining of 2024	119,274
Finance Leases 2026	127,335
Finance Leases 2027	73,283
Finance Leases 2028	41,538
Finance Leases 2029	6,732
Finance Leases Thereafter
Operating leases total undiscounted lease payments	5,473,817	5,612,922
Finance leases total undiscounted lease payments	368,162
Finance Leases Less: imputed interest	(15,058)
Oprating leases present value of lease liabilities	5,443,973	5,583,048
Finance leases present value of lease liabilities	353,104
Oprating leases, lease liabilities, current	(4,131,154)	(4,341,522)	$ (3,885,812)
Finance leases, lease liabilities, current	(157,532)
Oprating leases, Lease liabilities, non-current	1,312,819	1,241,526	$ 2,444,316
Finance leases, lease liabilities, non current	$ 195,572